Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule Of Impairment [Line Items]
Total impairment	£ 681	£ 364
In respect of:
Charge/(credit) for methodology and model changes in financial assets	(3)	2	£ (63)
Impairment charge on drawn balances
Schedule Of Impairment [Line Items]
Total impairment	675	332
Provisions in relation to loan commitments and financial guarantees
Schedule Of Impairment [Line Items]
Total impairment	7	32
Financial assets held at amortised cost
In respect of:
Impairment loss on financial assets	675	332
Financial assets held at amortised cost | Loans and advances to banks
In respect of:
Impairment loss on financial assets	(2)	1
Financial assets held at amortised cost | Loans and advances to customers
In respect of:
Impairment loss on financial assets	678	329
Financial assets held at amortised cost | Debt securities
In respect of:
Impairment loss on financial assets	(1)	2
Financial assets at fair value through other comprehensive income
Schedule Of Impairment [Line Items]
Total impairment	(1)	0
Impairment
Schedule Of Impairment [Line Items]
Impact of transfers between stages	439	419
Other changes in credit quality	376	17
Additions and repayments	(144)	(76)
Other items	10	4
Total charge in the period, excluding transfers	£ 242	£ (55)